Summary of Material Accounting Policies - Summary of Ownership Interests in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ChipMOS U.S.A., Inc. [member]
Disclosure of joint ventures [line items]
Name of investor	The Company	The Company
Main businesses	Marketing of semiconductors and electronic related products	Marketing of semiconductors and electronic related products
Location	San Jose, USA	San Jose, USA
Percentage of Ownership (%)	100.00%	100.00%
ChipMOS TECHNOLOGIES (BVI) LTD. [member]
Disclosure of joint ventures [line items]
Name of investor	The Company	The Company
Main businesses	Holding company	Holding company
Location	British Virgin Islands	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
ChipMOS SEMICONDUCTORS (Shanghai) LTD. [Member]
Disclosure of joint ventures [line items]
Name of investor	ChipMOS BVI	ChipMOS BVI
Main businesses	Marketing of semiconductors and electronic related products	Marketing of semiconductors and electronic related products
Location	Shanghai, People’s Republic of China (“PRC”)	Shanghai, People’s Republic of China (“PRC”)
Percentage of Ownership (%)	100.00%	100.00%